Cover	Sep. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Entity File Number	000-29599
Entity Registrant Name	PATRIOT NATIONAL BANCORP, INC.
Entity Central Index Key	0001098146
Entity Tax Identification Number	06-1559137
Entity Incorporation, State or Country Code	CT
Entity Address, Address Line One	900 Bedford Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	(203)
Local Phone Number	252-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PNBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false